Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 27,627	$ 18,110	$ (16,268)
Unrealized gain (loss) on available for sale securities, net of income tax expense (benefit) of $(2,234), $1,752 and $(717) at September 30, 2013, 2012 and 2011, respectively	(3,569)	2,799	(1,145)
Other-than-temporary loss recognized in earnings, net of income tax benefit of $246 at September 30, 2011			394
Reclassification adjustment for (gain) loss included in net income, net of income tax (expense) benefit of $132 and $(259) at September 30, 2012 and 2011, respectively		211	(414)
Change in unrealized gain (loss) on available for sale securities, net of income tax expense (benefit) of $(2,234), $1,884, and $(730) at September 30, 2013, 2012, and 2011, respectively	(3,569)	3,010	(1,165)
Comprehensive income (loss)	$ 24,058	$ 21,120	$ (17,433)